Cambria Emerging Shareholder Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Brazil - 7.4%
Ambev SA	2,751,122	$ 8,661,789
Cia de Saneamento de Minas Gerais Copasa MG	894,644	11,337,587
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,835,973	7,758,015
Direcional Engenharia SA	2,980,505	6,644,054
Grupo SBF SA	3,927,077	7,282,192
Lojas Renner SA	2,867,390	7,664,625
Petroleo Brasileiro SA - Petrobras	776,920	7,542,139
TIM SA	1,680,526	6,428,178
		63,318,579

China - 17.5%
Bank of Communications Co. Ltd. - Class H	9,195,585	8,864,458
CGN Power Co. Ltd. - Class H (a)	20,605,681	7,593,392
China Coal Energy Co. Ltd. - Class H	5,535,429	7,559,477
China Pacific Insurance Group Co. Ltd. - Class H	2,044,062	7,965,232
China Petroleum & Chemical Corp. - Class H	11,887,962	6,715,250
China Shenhua Energy Co. Ltd. - Class H	1,371,756	7,601,820
Consun Pharmaceutical Group Ltd.	4,931,448	8,608,529
COSCO SHIPPING Holdings Co. Ltd. - Class H	3,444,267	6,925,953
CSPC Pharmaceutical Group Ltd.	9,223,793	10,091,317
Fufeng Group Ltd.	12,280,283	8,111,275
Huadian Power International Corp. Ltd. - Class H	16,411,983	8,705,734
JNBY Design Ltd.	3,461,104	9,144,404
Lonking Holdings Ltd.	21,360,182	8,497,879
PetroChina Co. Ltd. - Class H	6,915,894	8,765,682
Sinotruk Hong Kong Ltd.	2,356,934	12,213,837
Zhuzhou CRRC Times Electric Co. Ltd. - Class H	1,545,985	6,635,450
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	8,336,590	8,047,025
ZTO Express Cayman, Inc.	344,450	8,204,537
		150,251,251

Czech Republic - 2.8%
CEZ AS	136,795	8,812,457
Komercni Banka AS	138,424	6,920,376
Moneta Money Bank AS (a)	871,423	7,974,646
		23,707,479

Greece - 5.3%
Eurobank SA	1,693,014	8,687,730
Hellenic Telecommunications Organization SA	383,528	8,854,150
JUMBO SA	314,263	8,769,894
National Bank of Greece SA	463,667	8,608,308
Piraeus Bank SA	888,915	10,250,522
		45,170,604

Hungary - 1.2%
Magyar Telekom Telecommunications PLC	1,175,834	10,205,115

India - 3.4%
Bank of Baroda	771,696	1,962,097
Coal India Ltd.	829,518	3,600,533

Indian Bank	833,031	7,303,154
Oil & Natural Gas Corp. Ltd.	1,216,332	3,091,725
Oil India Ltd.	1,235,169	5,936,682
Vedanta Aluminium Metal Ltd. (b)	878,370	4,181,268
Vedanta Iron and Steel Ltd. (b)	878,370	297,163
Vedanta Ltd.	878,370	2,432,629
Vedanta Oil and Gas Ltd. (b)	878,370	327,173
Vedanta Power Ltd. (b)	878,370	317,784
		29,450,208

Indonesia - 1.0%
United Tractors Tbk PT	6,521,975	8,680,744

Mexico - 2.0%
Genomma Lab Internacional SAB de CV - Class B	9,578,739	8,113,404
Grupo Financiero Banorte SAB de CV	803,593	9,262,929
		17,376,333

Poland - 6.0%
Alior Bank SA	262,139	9,655,703
Bank Polska Kasa Opieki SA	137,183	9,015,413
Powszechna Kasa Oszczednosci Bank Polski SA	274,487	8,223,625
Powszechny Zaklad Ubezpieczen SA	389,860	7,418,053
XTB SA (a)	424,392	16,895,474
		51,208,268

Russia - 0.0% (c)
Alrosa PJSC (b)(d)	538,800	0(e)
Federal Grid Co. - Rosseti PJSC (b)(d)	328,200,000	41
Gazprom Neft PJSC (b)(d)	223,200	0(e)
Gazprom PJSC (b)(d)	423,000	0(e)
Inter RAO UES PJSC (b)(d)	11,040,000	2
LUKOIL PJSC (b)(d)	17,160	0(e)
Magnitogorsk Iron & Steel Works PJSC (b)(d)	1,560,000	0(e)
NovaBev Group PJSC (b)(d)	162,720	0(e)
Novolipetsk Steel PJSC (b)(d)	458,400	0(e)
OGK-2 PJSC (b)(d)	94,200,000	12
Sberbank of Russia PJSC (b)(d)	276,600	0(e)
Severstal PAO (b)(d)	85,200	0(e)
Unipro PAO (b)(d)	21,240,000	0(e)
		55

South Africa - 10.9%
Exxaro Resources Ltd.	660,422	8,144,322
FirstRand Ltd.	1,293,263	7,724,548
Investec Ltd.	921,297	7,998,841
Investec PLC	922,245	8,121,506
Momentum Group Ltd.	3,661,548	9,051,229
Motus Holdings Ltd.	1,191,344	7,567,202
MTN Group Ltd.	770,579	9,560,147
Nedbank Group Ltd.	435,118	7,364,842
Reunert Ltd.	2,155,636	7,621,136
Sanlam Ltd.	1,388,659	7,386,569
Tiger Brands Ltd.	499,084	8,330,629
Truworths International Ltd.	1,514,440	4,871,141
		93,742,112

South Korea - 15.2%

DB Insurance Co. Ltd.	89,701	9,877,995
GS Holdings Corp.	177,254	11,065,165
Hanmi Semiconductor Co. Ltd.	55,969	8,420,671
HD Hyundai Co. Ltd.	58,691	8,216,822
KB Financial Group, Inc.	110,580	13,069,180
KEPCO Plant Service & Engineering Co. Ltd.	274,220	8,645,710
Kia Corp.	88,343	8,173,137
KT&G Corp.	85,947	10,796,877
LG Uplus Corp.	875,425	9,075,389
Samsung C&T Corp.	26,574	6,551,702
Samsung Life Insurance Co. Ltd.	44,575	9,739,155
Shinhan Financial Group Co. Ltd.	134,589	9,506,286
SK Networks Co. Ltd.	1,347,856	6,920,324
Woori Financial Group, Inc.	418,540	9,863,887
		129,922,300

Taiwan - 20.5%
Asustek Computer, Inc.	493,125	12,359,023
Catcher Technology Co. Ltd.	1,079,601	6,113,029
Chicony Electronics Co. Ltd.	2,027,037	6,648,285
Dimerco Express Corp.	3,054,743	7,419,701
Evergreen Marine Corp. Taiwan Ltd.	1,250,145	7,891,011
Genius Electronic Optical Co. Ltd.	537,552	8,000,325
Holy Stone Enterprise Co. Ltd.	838,833	11,679,658
Huaku Development Co. Ltd.	2,234,424	6,733,900
IEI Integration Corp.	2,939,348	7,730,579
ITE Technology, Inc.	2,195,143	8,490,141
L&K Engineering Co. Ltd.	384,546	8,412,204
Powertech Technology, Inc.	1,063,423	7,748,882
Synnex Technology International Corp.	3,004,205	8,709,861
Systex Corp.	1,823,037	8,686,769
Tong Yang Industry Co. Ltd.	3,191,609	7,031,237
Transcend Information, Inc.	1,278,222	11,588,200
Tripod Technology Corp.	704,841	8,047,475
United Microelectronics Corp.	2,250,724	8,426,548
Utechzone Co. Ltd. (b)	1,968,676	9,898,507
Winstek Semiconductor Co. Ltd.	1,543,527	6,877,313
Wisdom Marine Lines Co. Ltd.	2,946,661	7,138,945
		175,631,593

Thailand - 3.3%
Kasikornbank PCL - NVDR	1,347,929	9,849,358
Krung Thai Bank PCL - NVDR	7,673,450	10,168,456
PTT PCL - NVDR	7,150,471	8,244,160
		28,261,974

Turkey - 2.2%
Enerjisa Enerji AS (a)	3,782,463	8,668,372
Turkiye Petrol Rafinerileri AS	1,712,944	10,643,098
		19,311,470
TOTAL COMMON STOCKS (Cost $658,370,138)		846,238,085

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds – 1.6%
First American Treasury Obligations Fund - Class X, 3.60% (f)	13,500,632	13,500,632
TOTAL SHORT-TERM INVESTMENTS (Cost $13,500,632)		13,500,632

TOTAL INVESTMENTS - 100.3% (Cost $671,870,770)		859,738,717

Liabilities in Excess of Other Assets - (0.3)%	(0.00283)	(2,430,041)
TOTAL NET ASSETS - 100.0%		$ 857,308,676

Percentages are stated as a percent of net assets.

NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC – Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $41,131,884 or 4.8% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $55 or 0.0% of net assets as of July 31, 2026.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Emerging Shareholder Yield ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks	$ 846,238,030	$ –	$ 55	$ 846,238,085
Money Market Funds	13,500,632	–	–	13,500,632
Total Investments	$ 859,738,662	$ –	$ 55	$ 859,738,717

(a)
A reconciliation of Level 3 investments is present when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were two transfers out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.